Acquisitions (Proforma Information) (Details) - ECS - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Business Acquisition [Line Items]
Net trade sales	$ 4,774.1	$ 4,870.8
Net earnings	$ 315.7	$ 301.5
EPS basic (in dollars per share)	$ 2.34	$ 2.24
EPS diluted (in dollars per share)	$ 2.34	$ 2.23